Investments (Available-For-Sale Securities By Contractual Maturities) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale Securities, Debt Maturities, Amortized Cost
Amortized Cost	$ 111,707	$ 105,142
Available-for-sale Securities, Debt Maturities, Fair Value
Fair Value	99,736	118,711
Fixed maturity securities [Member]
Available-for-sale Securities, Debt Maturities, Amortized Cost
Amortized Cost	111,707	105,142
Available-for-sale Securities, Debt Maturities, Fair Value
Fair Value	99,736	$ 118,711
Fixed maturity securities [Member] | Fixed maturity AFS securities other than structured securities [Member]
Available-for-sale Securities, Debt Maturities, Amortized Cost
Due in one year or less	3,386
Due after one year through five years	17,659
Due after five years through ten years	18,568
Due after ten years	56,164
Amortized Cost	95,777
Available-for-sale Securities, Debt Maturities, Fair Value
Due in one year or less	3,352
Due after one year through five years	16,816
Due after five years through ten years	16,736
Due after ten years	48,245
Fair Value	85,149
Fixed maturity securities [Member] | Structured securities [Member]
Available-for-sale Securities, Debt Maturities, Amortized Cost
Amortized Cost	15,930
Available-for-sale Securities, Debt Maturities, Fair Value
Fair Value	$ 14,587